Ordinary shares	12 Months Ended
Dec. 31, 2024
Ordinary shares [Abstract]
Ordinary shares
8.	Ordinary shares

(i)	Prior to May 19, 2019, the authorized share of the Company was US$50,000 divided into 50,000,000 shares of par value US$0.001.

On May 19, 2019, the Board of Directors of the Company passed the resolution that all of the Company’s ordinary shares and preferred shares were subdivided into 20 shares with a par value of US$0.00005 each. The par value of ordinary shares and preferred shares and related disclosure have been recast to reflect the US$0.00005 par value for all periods presented in the consolidated financial statements. As of December 31, 2019, the Company has 232,451,900 ordinary shares (including 162,897,778 vested restricted shares) outstanding (2020: nil; 2021: nil).

(ii)

On January 28, 2015, the Company entered into a share purchase agreement (“Series A SPA”) with certain investors under which the Company issued 8,400,000 ordinary shares at a total consideration of US$4,056,206 and 25,000,000 Series A Preferred Shares to certain investors at a total consideration of US$9,788,652. Also as a closing condition to the Series A SPA, the Company entered into a share restriction agreement with certain senior management and their respective wholly owned subsidiaries, which directly hold the equity interest on the Company. Pursuant to the share restriction agreement, all ordinary shares (“Restricted Shares”) of the Company held by certain senior management shall be subject to vesting conditions until the Restricted Shares become vested. The Restricted Shares shall vest over a period of 5 years from the closing of the Series A SPA (which was shortened to 4 years on September 22, 2016). Vesting of all Restricted Shares will be accelerated upon the completion of a qualified IPO or trade sale. In the event that certain senior management voluntarily and unilaterally terminates his employment/service contract with the Group or his employment or service relationship is terminated by any applicable Group entities for cause as stated in the Series A SPA, the related senior management shall sell to the Company, and the Company shall repurchase from certain senior management, all of the unvested shares at a price of US$0.00005 per share. Such restricted shares were treated as deemed contribution by those senior management to the Company and the fair value of which were recognized as share-based compensation expense over the vesting period. Ordinary shares of 44,426,667 and 44,426,667 were vested and presented as an increase of the numbers of issued ordinary shares during the year ended December 31, 2017 and December 31, 2018, respectively. At any time prior to a qualified IPO, the shares held by certain senior management shall not be transferred directly or indirectly without the prior written consent of the Series A Preferred Shares holders, except for those to be transferred to the employees of the Company pursuant to an Stock Option Plan approved by the board.

(iii)	On November 25, 2015, the Company entered into a share purchase agreement (“A-1 SPA”) with certain investors under which the Company issued 26,575,220 ordinary shares at a total consideration of US$21,555,470. There were liquidation preference and a redemption right attached to certain of these ordinary shares with 10% annual compounded interest based on original purchase price which expired on December 31, 2016.

(iv)	On January 1, 2016, 4,000,000 ordinary shares of certain senior management were transferred to Series A Preferred Shares at the then fair value of US$0.88 per share.

(v)	On September 22, 2016, the Company entered into a share purchase agreement (“A-2 SPA”) with certain investors under which the Company issued 8,502,600 ordinary shares at a total consideration of US$10,000,000. There is a redemption right attached to the ordinary shares with 12% annual compounded interest based on original purchase price. Such redemption right expired on December 31, 2017.

(vi)	On June 19, 2017, the Company repurchased 8,630,140 of its ordinary shares from an investor at a price of US$0.96 per share amounting to US$8,297,880. The repurchased ordinary shares were cancelled immediately and the additional paid in capital of the Company was reduced by US$8,298,236.
(vii)	On August 28, 2018, upon the occurrence of the event of automatic conversion of convertible bonds, in which that the Group attained cumulative revenue over RMB500 million during the year ended December 31, 2017, all the convertible bonds were converted into 35,004,220 ordinary shares of the Company.

(viii)	On November 25, 2015, June 19, 2017 and March 22, 2018, the Company issued 20,000,000, 4,315,080 and 31,665,280 ordinary shares, respectively, and had them held by a limited liability company owned by one of certain senior management. These ordinary shares were held on behalf of the Company and are to be awarded to employees under future equity incentive plan based on the discretion of the board of directors of the Company. The ordinary shares issued above were accounted for as treasury shares of the Group. None of these shares has been exercised nor issued from treasury shares as of December 31, 2017 and December 31, 2018, respectively. On December 31, 2018, all of the treasury shares were cancelled under the decision of the board of directors of the Company.

(ix)	On December 31, 2018, the board of directors of the Company adopted the 2018 Stock Option Scheme under which the Company may grant options to purchase its ordinary shares to selected employees of the Group. The board of directors of the Company reserved 55,980,360 shares on December 31, 2018 of the Company’s ordinary shares for future issuance under the plan.

(x)	In July 2019, two written resolutions were passed and approved by the board of directors of the Company and its shareholders:

(a) The Group will adopt a dual-class share structure, consisting of Class A ordinary shares and Class B ordinary shares, which will become effective immediately prior to the completion of the Company’s IPO.

Immediately prior to the completion of the IPO, (i) the conversion and re-designation of all of the then currently issued and outstanding preferred shares into ordinary shares on a one-to-one basis; (ii) 122,072,980 of ordinary shares beneficially owned by Mr. Chaohui Chen and Mr. Zhiping Peng will be redesignated into Class B ordinary shares on a one-for-one basis (iii) all of the remaining ordinary shares (including ordinary shares resulting from the conversion and re-designation of preferred shares) will be re-designated into Class A ordinary shares on a one-to-one basis. In respect of matters requiring the votes of shareholders, holders of Class A ordinary shares will be entitled to one vote per share, while holders of Class B ordinary shares will be entitled to fifteen votes per share.

(b) Immediately prior to the completion of the IPO, the authorized share capital will be increased from US$50,000 divided into 1,000,000,000 shares of par value of US$0.00005 each, to US$100,000 divided into 2,000,000,000 shares of par value of US$0.00005 each.

(xi)	On June 10, 2020, the Company completed its IPO on the Nasdaq Global Market. The outstanding shares consist of 159,478,920 Class A ordinary shares and 122,072,980 Class B ordinary shares, of which (i) 61,346,560 Class B ordinary shares ultimately held by the Company’s founder, director and chief executive officer Chaohui Chen; (ii) 60,726,420 Class B ordinary shares ultimately held by the Company’s founder and chairman of board of directors Zhiping Peng and (iii) 110,378,920 ordinary shares were converted into Class A ordinary shares. In the offering, 2,010,000 ADSs, representing 20,100,000 Class A ordinary shares, were issued and sold to the public at a price of US$18 per ADS. Upon the completion of the IPO, all 29,000,000 issued and outstanding preferred shares were converted into Class A ordinary shares immediately as of the same date.

(xii)	During the year ended December 31, 2020, 576,720 shares of Class A Ordinary Shares were issued upon exercise of outstanding stock options under the Group’s share-based incentive plans.

(xiii)	During the year ended December 31, 2021, 1,919,760 shares of Class A Ordinary Shares were issued upon exercise of outstanding stock options and 3,000,000 shares of Class A Ordinary Shares were issued upon vesting of restricted share units under the Group’s share-based incentive plans.

(xiv)	During the year ended December 31, 2022, 1,000,000 shares of Class A Ordinary Shares were issued for issuance of convertible debenture, an aggregate of 76,943,540 shares of Class A Ordinary Shares were issued for conversion of convertible debenture, and 3,767,180 shares of Class A Ordinary Shares were issued upon vesting of restricted share units under the Group’s share-based incentive plans (Note 10).

(xv)	During year ended December 31, 2023, 97,200 shares of Class A Ordinary Shares were issued upon exercise of outstanding stock options and 5,629,400 shares of Class A Ordinary Shares were issued upon vesting of restricted share units under the Group’s share-based incentive plans (Note 10).
(xvi)	During year ended December 31, 2024, 3,485,890 shares of Class A Ordinary Shares were issued upon vesting of restricted share units under the Group’s share-based incentive plans (Note 10).